Subsequent Events - 20F (Details) $ in Thousands				6 Months Ended		12 Months Ended
	Mar. 08, 2016 USD ($)	Jan. 29, 2016 USD ($)	Jan. 08, 2016	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 07, 2016 USD ($)	Jan. 27, 2016 USD ($)
Subsequent Event [Line Items]
Common stock, reverse split ratio			0.2
Draw down of undrawn balance				$ 9,400	$ 4,000	$ 15,765	$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, reverse split ratio			0.2
Subsequent Event [Member] | Unsecured Revolving Convertible Notes [Member]
Subsequent Event [Line Items]
Maximum principal amount available to be drawn									$ 16,265	$ 13,765
Draw down of undrawn balance	$ 2,500	$ 2,000